Deposits, prepaid expenses and other current assets (Details Narrative)	Oct. 30, 2025	Oct. 14, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Mar. 31, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)
Option Indexed to Issuer's Equity [Line Items]
Other deposits			$ 28,468,000	$ 36,842,000
Regulatory Asset				36,629,000
Advances to the joint venture			1,020,000	1,320,000			$ 1,669,000
Other items				113,000
Deposits Assets			28,468,000	36,842,000			19,232,000
Call Option Agreement [Member]
Option Indexed to Issuer's Equity [Line Items]
Other deposits			4,860,000			$ 8,940,000
Consulting Agreements [Member]
Option Indexed to Issuer's Equity [Line Items]
Deposits Assets							14,800,000
Refunded amount					$ 1,000,000
Consulting Agreements [Member] | Consultants [Member]
Option Indexed to Issuer's Equity [Line Items]
Other receivables			11,084,000	14,345,000			11,138,000
Convertible notes				8,025,000			8,046,000
Principal amount			6,200,000
Advances to an unrelated third party				4,887,000			2,961,000
Debt interest rate	8.00%
Deposits Assets				$ 19,018,000			$ 19,232,000
Call Option [Member] | Agency Agreement [Member] | Subsequent Event [Member]
Option Indexed to Issuer's Equity [Line Items]
Other deposits		$ 14,500,000
Call Option [Member] | Call Option Agreement [Member]
Option Indexed to Issuer's Equity [Line Items]
Other deposits			$ 13,800,000